Segment Information (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024 USD ($)
Segment Information [Line Items]
Number of operating segments	2
Mechanical OEM [Member]
Segment Information [Line Items]
Recognized impairment loss		$ 145,000
Metal Stamping and Mechanical OEM [Member]
Segment Information [Line Items]
Recognized impairment loss		190,000
Hong Kong [Member]
Segment Information [Line Items]
Impairment loss of property, plant and equipment		106
China [Member]
Segment Information [Line Items]
Impairment loss of property, plant and equipment		$ 229